Intangible assets - Exploration expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,169	$ 1,599
Exploration expenditures	1,275	1,087	$ 1,027
Expensed exploration expenditures previously capitalised	(53)	342	171
Capitalised exploration	(427)	(224)	(194)
Exploration expenses	795	1,205	$ 1,004
Less than one year [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	345	250
Between one and five years [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	458	340
More than five years [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 366	$ 1,009